Condensed Consolidated Statements of Equity (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	Total	Successor	Successor Additional Paid-in Capital	Successor Contingent Consideration	Successor Retained Earnings	Successor Accumulated Other Comprehensive Income (Loss)	Successor Non- Controlling Interest	Successor Common Stock, Class A	Successor Common Stock, Class B	Predecessor	Predecessor Additional Paid-in Capital	Predecessor Contingent Consideration	Predecessor Retained Earnings	Predecessor Accumulated Other Comprehensive Income (Loss)	Predecessor Non- Controlling Interest	Predecessor Common Stock, Class A	Predecessor Common Stock, Class B
Balance at Dec. 31, 2008										$ 878,153	$ 670,702		$ 24,123	$ (23,195)	$ 206,522	$ 1
Balance, shares at Dec. 31, 2008																77,413,610	22,586,390
Reclassification of liability awards to equity awards										26,731	20,548				6,183
Equity compensation expense										7,315	5,784				1,531
Issuance of shares in connection with equity compensation plans, net of taxes										(8,460)	14,062			(468)	(22,054)
Issuance of shares in connection with equity compensation plans, net of taxes, shares																435,331
Issuance/Exchange of Units of EBS Master to members of management, net of taxes										6,741	(11,899)			394	18,246
Issuance/Exchange of Units of EBS Master to members of management, net of taxes, shares																	2,537,325
Issuance of Class A common stock in connection with acquisitions, net of taxes/Purchase of eRx Network L.L.C.										23,529	3,504			318	19,707
Issuance of Class A common stock in connection with acquisitions, net of taxes/Purchase of eRx Network L.L.C., shares																	1,850,000
Conversion of EBS Master Units held by eRx to shares of Class A common stock, net of taxes										4,149	21,968			(376)	(17,443)
Conversion of EBS Master Units held by eRx to shares of Class A common stock, net of taxes, shares																1,850,000	(1,850,000)
Issuance of Class A shares in connection with IPO (includes costs paid in 2008)										144,915	144,915
Issuance of Class A shares in connection with IPO (includes costs paid in 2008), shares																10,725,000
Repurchase of units of EBS Master issued to members of management, net of taxes										(4,681)	(1,107)			(74)	(3,500)
Repurchase of units of EBS Master issued to members of management, net of taxes, shares																	(370,760)
Other										(231)	(231)
Contribution of data sublicense intangible to EBS Master										3,440	(5,872)				9,312
Tax receivable agreement with related parties, net of taxes										(131,433)	(131,433)
Comprehensive income:
Net income (loss)										14,003			9,581		4,422
Foreign currency translation adjustment										25				17	8
Changes in the fair value of interest rate swap, net of taxes										8,688				6,755	1,933
Other comprehensive income amortization, net of taxes										6,985				5,431	1,554
Balance at Dec. 31, 2009										979,869	730,941		33,704	(11,198)	226,421	1
Balance, shares at Dec. 31, 2009																90,423,941	24,752,955
Equity compensation expense										17,721	14,093				3,628
Issuance of shares in connection with equity compensation plans, net of taxes										444	983			(2)	(537)
Issuance of shares in connection with equity compensation plans, net of taxes, shares																242,158
Issuance/Exchange of Units of EBS Master to members of management, net of taxes										82	425			(4)	(339)
Issuance/Exchange of Units of EBS Master to members of management, net of taxes, shares																36,829	(36,829)
Cancellation of Class B common stock, net of taxes										(72)	127			(2)	(197)
Cancellation of Class B common stock, net of taxes, shares																	(26,984)
Issuance of Class A common stock in connection with acquisitions, net of taxes/Purchase of eRx Network L.L.C.										7,037	4,369	1,955		(7)	720
Issuance of Class A common stock in connection with acquisitions, net of taxes/Purchase of eRx Network L.L.C., shares																361,558
Other										50	50
Contribution of data sublicense intangible to EBS Master										502	(856)				1,358
Capital contribution to EBS Master										6,315	(10,777)				17,092
Transactions with noncontrolling interest										(821)	(467)			8	(362)
Comprehensive income:
Net income (loss)										33,167			19,546		13,621
Foreign currency translation adjustment										91				66	25
Changes in the fair value of interest rate swap, net of taxes										5,841				4,591	1,250
Other comprehensive income amortization, net of taxes										5,062				3,979	1,083
Balance at Dec. 31, 2010										1,055,288	738,888	1,955	53,250	(2,569)	263,763	1
Balance, shares at Dec. 31, 2010																91,064,486	24,689,142
Equity compensation expense										5,573	4,433				1,140
Issuance of shares in connection with equity compensation plans, net of taxes										48	194				(146)
Issuance of shares in connection with equity compensation plans, net of taxes, shares																63,293
Tax receivable agreement with related parties, net of taxes										(57)	(57)
Comprehensive income:
Net income (loss)										7,275			4,394		2,881
Foreign currency translation adjustment										(8)				(6)	(2)
Other comprehensive income amortization, net of taxes										811				638	173
Balance at Mar. 31, 2011										1,068,930	743,458	1,955	57,644	(1,937)	267,809	1
Balance, shares at Mar. 31, 2011																91,127,779	24,689,142
Balance at Dec. 31, 2010										1,055,288	738,888	1,955	53,250	(2,569)	263,763	1
Balance, shares at Dec. 31, 2010																91,064,486	24,689,142
Equity compensation expense										54,932	43,525				11,407
Issuance of shares in connection with equity compensation plans, net of taxes										1,218	2,303				(1,085)
Issuance of shares in connection with equity compensation plans, net of taxes, shares																208,399
Tax receivable agreement with related parties, net of taxes										(59)	(59)
Adjustment to contingent consideration for stock acquisitions, net of taxes										(2,800)	(845)	(1,955)
Comprehensive income:
Net income (loss)										(19,582)			(24,691)		5,109
Foreign currency translation adjustment										101				80	21
Other comprehensive income amortization, net of taxes										2,762				2,173	589
Elimination of Predecessor equity in connection with merger (see Note 1)										(1,091,860)	(783,812)		(28,559)	316	(279,804)	(1)
Elimination of Predecessor equity in connection with merger (see Note 1), shares																(91,272,885)	(24,689,142)
Balance at Nov. 01, 2011
Balance, shares at Nov. 01, 2011
Successor capital contribution, net	1,110,310		1,110,310
Successor capital contribution, net, shares								100
Comprehensive income:
Net income (loss)		(17,453)			(17,453)
Foreign currency translation adjustment		(194)				(194)
Balance at Dec. 31, 2011	1,092,663	1,092,663	1,110,310		(17,453)	(194)
Balance, shares at Dec. 31, 2011								100
Comprehensive income:
Net income (loss)		(17,334)			(17,334)
Foreign currency translation adjustment		194				194
Changes in the fair value of interest rate swap, net of taxes		1,858				1,858
Balance at Mar. 31, 2012	$ 1,077,381	$ 1,077,381	$ 1,110,310		$ (34,787)	$ 1,858
Balance, shares at Mar. 31, 2012								100